Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2023

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Private Investors III, LLC 1,697 shares(4)	$1,661,083	$992,472	19.92%	United States	0-5 Years	N/A	11/19/2014
Teng Yue Partners Offshore Fund, L.P. 83 shares(4)(5)	83,091	227,565	4.57	Cayman Islands	Quarterly	3/31/2024	10/1/2015
Total Asia	1,744,174	1,220,037	24.49

Emerging Markets
New Century Holdings XI, L.P. 26,174 shares(4)	22,898	29,146	0.59	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	22,898	29,146	0.59

Energy & Natural Resources
MLO Private Investment, Ltd. 41 shares, Series 01(4)	68,358	87,453	1.76	Cayman Islands	Illiquid	N/A	10/2/2017
Total Energy & Natural Resources	68,358	87,453	1.76

Technology
Bedford Ridge Investment Company IV, L.P. 1,020 shares(4)	68,642	–	–	United States	0-5 Years	N/A	11/22/2021
Carmenta Opportunities Fund, L.P. 1,000 shares(4)	88,000	74,802	1.50	United States	0-5 Years	N/A	7/15/2021
Flight Deck Offshore Fund, L.P. 213 shares(4)	153,715	75,549	1.52	United States	0-5 Years	N/A	5/1/2021
Maverick Levered Fund, Ltd. 242 shares(4)	242,431	224,100	4.50	Cayman Islands	0-5 Years	N/A	2/1/2021
Paulson Investment Company I, L.P. 596 shares(4)	595,670	176,545	3.55	United States	0-5 Years	N/A	6/30/2021
Payara Fund III, L.P. 1,000 shares(4)	274,500	222,698	4.47	United States	0-5 Years	N/A	7/15/2021
Tiger Global Liquidating Account 9 shares(4)	91,889	85,869	1.72	United States	Illiquid	N/A	12/31/2022
Tiger Global, Ltd. 569 shares, Class C(4)	276,725	638,186	12.81	Cayman Islands	Annually	12/31/2024	7/1/2013
Total Technology	1,791,572	1,497,749	30.07

Value Long/Short
Falcon Edge Global, Ltd 238 shares, Series S(4)	338,791	356,186	7.15	Cayman Islands	Illiquid	N/A	4/3/2017

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2023

(in U.S. Dollars)

(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Value Long/Short (continued)

Falcon Edge Global, Ltd 100 shares, Series Standard Share Partners(4)	$93,393	$25,806	0.52%	Cayman Islands	Illiquid	N/A	10/3/2016
Total Value Long/Short	432,184	381,992	7.67

Total Investments in Portfolio Funds	$4,059,186	$3,216,377	64.58%

TOTAL INVESTMENTS	$4,059,186	$3,216,377	64.58%

Other Assets, less Liabilities		$805,838	16.18%
Total Net Assets		$4,980,665	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2023 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Non-income producing security.
(5)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Fair Value of Financial Instruments

As of December 31, 2023, the Fund held all the Investments in Portfolio Funds with a fair value of $3,216 ,377 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy and measured at NAV.